Other Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment, Net	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the estimated useful life of 5 years or the lease term
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Computer equipment and software	$3,123	$2,002
Furniture and fixtures	2,201	1,174
Capitalized internal-use software	1,842	1,842
Leasehold improvements	9,502	2,850
Property and equipment, gross	16,668	7,868
Less: accumulated depreciation and amortization	(4,123)	(2,150)
Property and equipment, net	$12,545	$5,718

Schedule of Intangible Assets, Net
Intangible assets, net consisted of the following (in thousands):

	As of December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (years)
Customer relationships	$7,068	$(4,684)	$2,384	3.0
Developed technology	4,600	(2,149)	2,451	2.7
Total intangible assets, net	$11,668	$(6,833)	$4,835	2.8

	As of December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (years)
Customer relationships	$7,068	$(3,451)	$3,617	3.0
Developed technology	4,600	(1,230)	3,370	3.7
Total intangible assets, net	$11,668	$(4,681)	$6,987	3.3

Schedule of Expected Future Amortization Expense for Intangible Assets
Expected future amortization expense for intangible assets as of December 31, 2021 was as follows (in thousands):

Years Ending December 31,	Amount
2022	$1,773
2023	1,773
2024	1,054
2025	235
Thereafter	—
Total	$4,835

Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Accrued compensation	$3,375	$6,888
Liability for early exercise of unvested stock options	690	1,133
Taxes payable	879	516
Deferred revenue	3,388	2,585
Other accrued and current liabilities	7,112	3,876
Accrued expenses and other current liabilities	$15,444	$14,998